20. PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL, ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities, beginning	R$ 623,247
Additions	110,313
Accrued charges	59,871
Net utilization of reversal	(158,043)
Accrued liabilities, ending	635,388
Tax [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities, beginning	128,411
Additions	8,626
Accrued charges	4,267
Net utilization of reversal	(6,659)
Accrued liabilities, ending	134,645
Social security [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities, beginning	7,039
Additions	5,892
Accrued charges	192
Net utilization of reversal	(4,953)
Accrued liabilities, ending	8,170
Labor [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities, beginning	305,309
Additions	44,693
Accrued charges	39,507
Net utilization of reversal	(61,175)
Accrued liabilities, ending	328,334
Civil [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities, beginning	138,990
Additions	46,577
Accrued charges	15,579
Net utilization of reversal	(49,370)
Accrued liabilities, ending	151,776
Environmental [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities, beginning	43,498
Additions	4,525
Accrued charges	326
Net utilization of reversal	(35,886)
Accrued liabilities, ending	R$ 12,463